Stock Option Plan - Summary Activity in shares Subjected to Options and Weighted Average Exercise Prices (Details) - BYB Plan - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	1,798,220	1,634,568
Number of shares, granted	0	212,400	1,634,568
Number of shares, exercised	0	(19,498)	0
Number of shares, forfeited		(29,247)
Number of shares, ending balance	1,798,220	1,798,220	1,634,568
Number of shares, exercisable	835,263	628,814
Weighted average exercise price, beginning balance	$ 11.95	$ 11.35
Weighted average exercise price, granted		16.25
Weighted average exercise price, exercised		11.18
Weighted average exercise price, forfeited		11.18
Weighted average exercise price, ending balance	11.95	11.95	$ 11.35
Weighted average exercise price, exercisable	$ 11.31	$ 11.55
Weighted average remaining contractual life (in years)	7 years 10 months 25 days	9 years 9 months 18 days	9 years 6 months
Weighted average remaining contractual life (in years), exercisable	7 years 8 months 12 days	9 years 9 months 18 days